Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of employee benefits liabilities	Employee benefits liabilities consisted of the following:

	At December 31,
	2024			2023
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Pension benefits	€34	€2,362	€2,396	€45	€1,913	€1,958
Health care and life insurance plans	126	1,574	1,700	120	1,577	1,697
Other post-employment benefits	49	731	780	58	735	793
Other provisions for employees	374	774	1,148	339	686	1,025
Total Employee benefits liabilities	€583	€5,441	€6,024	€562	€4,911	€5,473

Disclosure of defined benefit obligation and fair value of related plan assets	The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2024	2023
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€23,750	€23,468
Health care and life insurance plans	1,700	1,697
Other post-employment benefits	753	767
Total present value of defined benefit obligations (a)	26,203	25,932

Fair value of plan assets (b)	22,502	22,642
Asset ceiling (c)	212	248
Total net defined benefit plans (a - b + c)	3,913	3,538
of which:
Net defined benefit liability (d)	4,876	4,448
Defined benefit plan asset (Note 16)	(963)	(910)

Other provisions for employees (e)	1,148	1,025
Total Employee benefits liabilities (d + e)	€6,024	€5,473
The following table summarizes changes in pension plans:

	2024					2023
	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)
Effect of changes in scope of consolidation and other	114	1	—	1	116	(1)	1	(1)	—	(1)
Service cost	(98)	—	(36)	(9)	(143)	(99)	—	(32)	(9)	(140)
Interest cost	(973)	(77)	(110)	(17)	(1,177)	(980)	(69)	(94)	(17)	(1,160)
Benefit payments for the year	1,558	88	127	19	1,792	1,537	83	117	39	1,776
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Actuarial gains and (losses)	339	(10)	(176)	(27)	126	(165)	108	(128)	(4)	(189)
Demographic assumptions and experience	(10)	(4)	26	2	14	10	(19)	(17)	(13)	(39)
Financial assumptions	349	(6)	(202)	(29)	112	(175)	127	(111)	9	(150)
Effect of changes in exchange rates	(924)	(70)	—	18	(976)	610	(32)	—	(13)	565
Past service cost	(16)	(2)	—	(1)	(19)	(396)	(2)	—	—	(398)
Effect of curtailments and settlements/Other	—	—	—	—	—	(268)	—	—	—	(268)
At period-end: Present value	€(18,965)	€(1,526)	€(3,004)	€(255)	€(23,750)	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)
Plan Assets
At beginning of period: Fair value	€18,262	€1,800	€2,408	€172	€22,642	€17,959	€1,989	€2,547	€181	€22,676
Effect of changes in scope of consolidation and other	(121)	—	—	(1)	(122)	—	—	—	—	—
Expected return on assets	932	96	95	7	1,130	920	90	90	8	1,108
Participant contributions	1	—	—	—	1	1	—	—	—	1
Administrative Expenses	(58)	(4)	—	(1)	(63)	(84)	(3)	—	—	(87)
Actuarial gains and (losses)	(558)	(13)	293	9	(269)	560	(255)	(124)	(7)	174
Effect of changes in exchange rates	820	87	—	—	907	(554)	41	—	1	(512)
Employer contributions	27	12	5	(1)	43	993	21	6	—	1,020
Benefit payments for the year	(1,547)	(88)	(121)	(11)	(1,767)	(1,533)	(83)	(111)	(11)	(1,738)
At period-end: Fair value	€17,758	€1,890	€2,680	€174	€22,502	€18,262	€1,800	€2,408	€172	€22,642

	2024					2023
	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(18,965)	€(1,526)	€(3,004)	€(255)	€(23,750)	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)
Fair value of plan assets	17,758	1,890	2,680	174	22,502	18,262	1,800	2,408	172	22,642
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(1,207)	364	(324)	(81)	(1,248)	(702)	344	(401)	(67)	(826)
Minimum funding requirement liability (IFRIC 14)	(212)	—	—	—	(212)	(248)	—	—	—	(248)
Net (liability) asset recognized in the balance sheet	(1,419)	364	(324)	(81)	(1,460)	(950)	344	(401)	(67)	(1,074)
Of which, liability	(1,951)	(8)	(363)	(74)	(2,396)	(1,444)	(22)	(432)	(60)	(1,958)
Of which, asset	532	372	39	(7)	936	494	366	31	(7)	884
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2024	2023
	(€ million)
Present value of obligations at January 1	€1,697	€1,722
Included in the Consolidated Income Statement	105	143
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(2)	(25)
- Financial assumptions	(51)	40
Effect of movements in exchange rates	81	(53)
Other:
Benefits paid	(130)	(130)
December 31	€1,700	€1,697
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2024	2023
	(€ million)
Present value of obligations at January 1	€767	€805
Included in the Consolidated Income Statement	(14)	60
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(21)	(27)
- Financial assumptions	123	(29)
Effect of movements in exchange rates	(4)	(4)
Other:
Benefits paid	(66)	(47)
Other changes	(32)	9
Present value of obligations at December 31	€753	€767

Disclosure of maturity profile of defined benefit obligation	The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2025	€1,894
2026	€1,896
2027	€1,900
2028	€1,853
2029	€1,840
2030-2034	€8,807
The expected benefit
payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2025	€126
2026	€126
2027	€126
2028	€125
2029	€125
2030-2034	€614

Disclosure of amounts recognized in the consolidated income statement	Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current service cost	€143	€140	€228
Interest expense	1,177	1,160	828
Interest income	(1,130)	(1,108)	(765)
Other administration costs	63	87	83
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	19	666	3
Interest expense on asset ceiling	12	—	—
Total recognized in the Consolidated Income Statement	€284	€945	€377
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current service cost	€10	€11	€21
Interest expense	90	89	70
Past service costs/(credits) and losses/(gains) arising from settlements	5	43	1
Total recognized in the Consolidated Income Statement	€105	€143	€92
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current service cost	€28	€31	€38
Interest expense	34	34	12
Past service costs/(credits) and losses/(gains) arising from settlements	(76)	(5)	(84)
Total recognized in the Consolidated Income Statement	€(14)	€60	€(34)

Disclosure of fair value of plan assets by class	The fair value of plan assets by class was as follows:

	At December 31,
	2024		2023
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€884	€881	€1,943	€1,742
U.S. equity securities	656	655	671	669
Non-U.S. equity securities	540	540	516	516
Equity commingled funds	1,194	734	1,118	688
Equity instruments	2,390	1,929	2,305	1,873
Government securities	3,197	1,700	2,837	1,476
Corporate bonds (including convertible and high yield bonds)	4,572	35	4,414	217
Other fixed income	4,861	1	4,178	—
Fixed income securities	12,630	1,736	11,429	1,693
Private equity funds	2,943	—	2,956	—
Diversified Commingled funds	82	—	47	—
Real estate funds	1,316	—	1,288	—
Hedge funds	2,306	—	2,308	—
Investment funds	6,647	—	6,599	—
Insurance contracts and other	(49)	(17)	366	22
Total fair value of plan assets	€22,502	€4,529	€22,642	€5,330

Disclosure of weighted average assumptions to determine defined benefit obligations	The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2024					2023
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.70%	4.61%	5.23%	3.39%	3.42%	5.43%	4.64%	5.29%	4.46%	3.99%
Future salary increase rate	—%	3.50%	2.65%	2.85%	2.70%	—%	3.50%	2.70%	2.77%	2.80%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2024		2023
	U.S.	Canada	U.S.	Canada
Discount rate	5.76%	4.72%	5.51%	4.64%
Salary growth	2.50%	2.00%	2.50%	2.00%
Weighted average ultimate healthcare cost trend rate	3.95%	4.00%	3.95%	4.00%

Summary of average longevity at retirement age for current pensioners	The average longevity at retirement age for current pensioners (male/female) were as follows:

	2024
	U.S.	Canada	UK	France	Germany
Life Expectancy at Age 65
Male retiring in 25 years (Aged 40)	20.68	21.88	23.13	N/A	24.26
Female retiring in 25 years (Aged 40)	22.15	24.11	25.63	N/A	27.00
Male retiring today (Aged 65)	19.19	20.63	21.40	11.26	20.90
Female retiring today (Aged 65)	20.79	22.94	23.82	10.76	24.27